Revenues From Major Product Lines (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Revenue	$ 3,474	$ 2,969	$ 4,292
MahJong and Casino Casual Games
Revenue from External Customer [Line Items]
Revenue	1,086	1,051	1,070
PC-Based Online Sports Games
Revenue from External Customer [Line Items]
Revenue	2,057	1,539	2,696
Mobile Role Playing Games
Revenue from External Customer [Line Items]
Revenue	302	338	464
Other games and game related revenues
Revenue from External Customer [Line Items]
Revenue	$ 29	$ 41	$ 62